Lease obligations (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of leases [Abstract]
Disclosure of additional information about leasing activities for lessee

	2022	2021
Opening lease obligations	$717,101	$722,234
Additions, net of disposals	262,470	97,673
Interest expense	48,039	45,394
Lease payments	(153,901)	(146,448)
Effect of movements in exchange rates and other	(3,546)	(1,752)
Lease obligations at December 31	870,163	717,101
Less: current portion	(108,736)	(98,301)
Lease obligations - non current portion	$761,427	$618,800

Disclosure of maturity analysis of lease payments
The following table presents the contractual undiscounted cash flows for lease obligations as at December 31, 2022:

	Lease payments	Interest component	Lease obligations
2023	$156,807	$48,978	$107,829
2024	140,462	43,760	96,702
2025	124,474	38,546	85,928
2026	108,587	33,599	74,988
2027	98,123	28,639	69,484
Thereafter	523,526	88,294	435,232
	$1,151,979	$281,816	$870,163

Disclosure of potential lease options

	Lease liabilities recognized (discounted)	Potential future lease payments not included in lease liabilities (undiscounted)
Ocean-going vessels	$659,010	$4,968
Terminals and tanks	169,518	34,634
Other	41,635	13,864
Total	$870,163	$53,466